UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 28, 2014

MRF	American Income Fund

American Income Fund

OUR IMAGE-GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

1	Explanation of Financial Statements

2	Fund Overview

3	Schedule of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Statement of Cash Flows

16	Financial Highlights

17	Notes to Financial Statements

28	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	1

Fund Overview

Portfolio Allocation1

As a percentage of total Investments on February 28, 2014

U.S. Government Agency Mortgage-Backed Securities	27%
CMO – Private Mortgage-Backed Securities	18
Asset-Backed Securities	18
High Yield Corporate Bonds	17
Commercial Mortgage-Backed Securities	12
Investment Grade Corporate Bonds	5
Short-Term Investment	1
Preferred Stocks	1
CMO – U.S. Government Agency Mortgage-Backed Securities	1
100%

CMO: Collateralized Mortgage Obligation

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See the fund’s Schedule of Investments for derivatives held at February 28, 2014.

2	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

Schedule of Investments	February 28, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 22.3%
Basic Industry — 4.3%
ADT Corp, 6.25%, 10/15/21 ¢	$175,000	$184,187
Albea Beauty Holdings SA, 8.38%, 11/1/19 ¢	250,000	268,125
AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20	175,000	192,500
Ardagh Packaging Finance PLC, 6.75%, 1/31/21 ¢	200,000	208,000
BlueLine Rental Finance, 7.00%, 2/1/19 ¢	215,000	227,094
Coeur d’Alene Mines, 7.88%, 2/1/21 ¢	200,000	206,250
Commercial Metals, 4.88%, 5/15/23	150,000	144,375
Domtar, 4.40%, 4/1/22	250,000	249,823
Evraz Group SA, 8.25%, 11/10/15 ¢	150,000	158,689
First Quantum Minerals, ¢
6.75%, 2/15/20	115,000	118,450
7.00%, 2/15/21	115,000	118,738
Griffon, 5.25%, 3/1/22 ¢	200,000	200,250
Hexion US Finance, 6.63%, 4/15/20	100,000	103,375
New Gold, 6.25%, 11/15/22 ¢	150,000	150,000
Plastipak Holdings, 6.50%, 10/1/21 ¢	150,000	155,250
Resolute Forest Products, 5.88%, 5/15/23 ¢	175,000	171,500
Stora Enso OYJ, 7.25%, 4/15/36 ¢	200,000	189,000
Taminco Global Chemical, 9.75%, 3/31/20 ¢	150,000	170,250
Vedanta Resources PLC, 6.00%, 1/31/19 ¢	200,000	197,750
Wise Metals Group LLC, 8.75%, 12/15/18 ¢	100,000	108,000

		3,521,606

Capital Goods — 0.9%
Building Materials Holding, 9.00%, 9/15/18 ¢	150,000	165,000
Clean Harbors, 5.25%, 8/1/20	275,000	283,250
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	256,563

		704,813

Chemical — 0.3%
PetroLogistics LP, 6.25%, 4/1/20	250,000	253,750

Communications — 3.4%
CenturyLink, 7.65%, 3/15/42	200,000	188,000
CyrusOne LP, 6.38%, 11/15/22	100,000	105,250
Digicel, 7.00%, 2/15/20 ¢	200,000	205,750
DIRECTV Holdings LLC, 3.80%, 3/15/22	300,000	296,519
DISH DBS, 5.88%, 7/15/22	200,000	210,500
Fairpoint Communications, 8.75%, 8/15/19 ¢	175,000	187,250
Frontier Communications,
8.50%, 4/15/20	250,000	288,750
7.63%, 4/15/24	200,000	212,000
Midcontinent Communications & Finance, 6.25%, 8/1/21 ¢	200,000	208,000
Sprint Capital,
7.25%, 9/15/21 ¢	200,000	219,000
8.75%, 3/15/32	200,000	224,500
Wind Acquisition Finance SA, 7.25%, 2/15/18 ¢	250,000	263,125
WMG Acquisition, 6.00%, 1/15/21 ¢	200,000	209,000

		2,817,644

Consumer Cyclical — 3.8%
Air Canada, 6.75%, 10/1/19 ¢	200,000	214,000
Associated Asphalt Partners LLC, 8.50%, 2/15/18 ¢	135,000	141,075
Brookfield Residential Properties, 6.50%, 12/15/20 ¢	250,000	265,625
Erickson Air-Crane, 8.25%, 5/1/20 ¢	178,000	188,680
Ford Motor, 7.45%, 7/16/31	100,000	128,526

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	3

Schedule of Investments	February 28, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Gestamp Funding Luxembourg SA, 5.63%, 5/31/20 ¢	$200,000	$207,500
Harsco, 5.75%, 5/15/18	250,000	267,305
Howard Hughes, 6.88%, 10/1/21 ¢	250,000	263,750
Jones Group, 6.88%, 3/15/19	200,000	204,500
Mattamy Group, 6.50%, 11/15/20 ¢	250,000	251,250
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21 ¢	200,000	221,500
Mohegan Tribal Gaming Authority, 9.75%, 9/1/21 ¢	150,000	165,375
Neiman Marcus Group, 8.00%, 10/15/21 ¢	150,000	160,875
Vector Group, 7.75%, 2/15/21	150,000	160,125
Watco Companies LLC, 6.38%, 4/1/23 ¢	250,000	252,500

		3,092,586

Consumer Non Cyclical — 1.4%
Community Health Systems, 7.13%, 7/15/20	250,000	273,125
HealthSouth, 5.75%, 11/1/24	250,000	255,625
JBS USA LLC, 7.25%, 6/1/21 ¢	200,000	212,000
Select Medical, 6.38%, 6/1/21	250,000	255,000
Tenet Healthcare, 6.88%, 11/15/31	200,000	181,000

		1,176,750

Electric — 0.7%
Covanta Holding, 6.38%, 10/1/22	250,000	264,375
Dynegy, 5.88%, 6/1/23 ¢	200,000	196,000
Energy Future Intermediate Holding LLC, 11.25%, 12/1/18 ¢	6,292	4,121
GenOn Americas Generation LLC, 9.13%, 5/1/31	150,000	142,500

		606,996

Energy — 5.5%
Bill Barrett, 7.00%, 10/15/22	265,000	277,587
Bonanza Creek Energy, 6.75%, 4/15/21	250,000	268,750
BreitBurn Energy Partners LP, 7.88%, 4/15/22	250,000	272,500
Chesapeake Energy, 6.88%, 11/15/20	200,000	230,000
Concho Resources, 5.50%, 10/1/22	250,000	262,500
CONSOL Energy, 8.25%, 4/1/20	150,000	163,125
EP Energy LLC, 7.75%, 9/1/22	125,000	140,938
Forest Oil, 7.25%, 6/15/19	200,000	172,000
Forum Energy Technologies, 6.25%, 10/1/21 ¢	150,000	159,375
Gastar Exploration USA, 8.63%, 5/15/18 ¢	125,000	127,500
Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 ¢	215,000	208,550
Key Energy Services, 6.75%, 3/1/21	250,000	261,875
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 ¢	250,000	264,375
Lightstream Resources, 8.63%, 2/1/20 ¢	200,000	204,500
Linn Energy LLC, 7.00%, 11/1/19 ¢	250,000	260,625
Niska Gas Storage US LLC, 8.88%, 3/15/18	150,000	156,750
PBF Holding LLC, 8.25%, 2/15/20	150,000	164,625
Range Resources, 5.00%, 8/15/22	200,000	206,000
Vanguard Natural Resources LLC, 7.88%, 4/1/20	150,000	161,625
Western Refining, 6.25%, 4/1/21	250,000	257,500
Whiting Petroleum, 5.00%, 3/15/19	250,000	264,375

		4,485,075

Finance — 1.1%
Dresdner Funding Trust I, 8.15%, 6/30/31 ¢	250,000	276,250
Genworth Holdings, 6.15%, 11/15/66 r	250,000	230,095
LBG Capital No.1 PLC, 8.00%, 12/31/49 ¢ r	100,000	106,250
Nationstar Mortgage LLC, 7.88%, 10/1/20	150,000	151,875
RBS Capital Trust III, 5.51%, 12/31/49 r	150,000	147,375

		911,845

The accompanying notes are an integral part of the financial statements.

4	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Sovereigns — 0.2%
Republic of Uruguay, 8.00%, 11/18/22	$122,639	$154,586

Technology ¢ — 0.7%
First Data, 6.75%, 11/1/20	250,000	270,000
Micron Technology, 5.88%, 2/15/22	250,000	261,250

		531,250

Total High Yield Corporate Bonds (Cost: $17,663,558)		18,256,901

U.S. Government Agency Mortgage-Backed Securities — 35.6%
Adjustable Rate r — 0.1%
Federal Home Loan Mortgage Corporation, 2.10%, 9/1/18, #605911	17	16
Federal National Mortgage Association, 2.99%, 7/1/27, #070179	470	508
Government National Mortgage Association, 1.63%, 12/20/22, #G28096 a	113,908	118,773

		119,297

Fixed Rate — 35.5%
Federal Home Loan Mortgage Corporation, 3.00%, 4/1/43, #G08528 a	4,804,830	4,664,709
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, #C00676 a	60,164	68,210
Federal National Mortgage Association,
7.00%, 7/1/17, #254414 a	44,570	47,115
5.00%, 11/1/18, #750989 a	80,274	86,081
5.00%, 2/1/21, #745279 a	124,360	134,821
3.50%, 12/1/26, #890397 a	2,205,617	2,334,085
3.50%, 1/1/27, #AL1408 a	2,166,581	2,292,630
6.00%, 5/1/29, #323702 a	91,896	103,691
7.00%, 9/1/31, #596680 a	45,455	50,857
5.50%, 6/1/33, #709700 a	62,333	69,103
6.00%, 1/1/34, #763687 a	198,651	223,518
5.50%, 2/1/34, #766070 a	296,177	329,251
6.00%, 3/1/34, #745324 a	161,387	178,651
6.00%, 1/1/35, #810225 a	186,728	209,568
5.00%, 7/1/35, #828346 a	162,049	177,361
5.50%, 3/1/36, #878059 a	94,785	104,576
6.00%, 6/1/36, #882685 a	315,607	350,811
5.50%, 4/1/37, #888284 a	262,327	290,221
5.00%, 6/1/37, #944244 a	342,517	374,780
5.50%, 6/1/38, #995018 a	261,558	289,362
3.00%, 3/1/44 «	2,500,000	2,428,418
3.50%, 3/1/44 «	5,290,000	5,362,737
4.00%, 3/1/44 «	4,605,000	4,826,616
4.50%, 3/1/44 «	2,975,000	3,194,871
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	447,313	504,492
6.00%, 7/15/34, #631574 a	255,115	290,313

		28,986,848

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $28,738,080)		29,106,145

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 24.4%
Adjustable Rate r — 5.2%
Goldman Sachs Mortgage Loan Trust, Series 2003-10, Class 1A1, 2.55%, 10/25/33	148,802	149,054
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 5.16%, 4/25/36 ¥	1,385,635	253,991
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 4.86%, 7/25/36	972,255	902,335

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.11%, 11/25/33	$593,551	$572,899
Structured Agency Credit Risk Debt Notes,
7.31%, 7/25/23, Series 2013-DN1, Class M2	750,000	892,681
4.41%, 11/25/23, Series 2013-DN2, Class M2	750,000	753,660
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1, 2.22%, 2/25/37	375,057	307,309
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.34%, 6/25/33 ¥	256,220	213,485
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.62%, 10/25/36	243,034	225,709

		4,271,123

Fixed Rate — 19.2%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	367,513	150,168
BCAP LLC Trust, Series 2009-RR14, Class 1A1, 6.00%, 5/26/37 ¢	882,157	945,516
CAM Mortgage Trust, Series 2014-1, Class M, 5.50%, 12/15/53 ¢ ¥	400,000	398,625
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ¢	265,859	264,624
Countrywide Alternative Loan Trust,
6.50%, 3/25/34, Series 2004-J2, Class 2A1	269,751	280,629
5.50%, 10/25/35, Series 2005-47CB, Class A7	360,416	324,539
5.50%, 2/25/36, Series 2005-86CB, Class A10	389,130	339,490
5.75%, 4/25/47, Series 2007-6, Class A4	1,075,828	865,363
Credit Suisse First Boston Mortgage Securities Corporation,
6.20%, 4/25/33, Series 2003-8, Class DB1	839,618	805,649
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	396,581
Credit Suisse Mortgage Securities Trust, Series 2009-3R,Class 27A1, 6.00%, 1/27/37	1,312,475	1,375,040
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	597,326	106,184
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ¢	160,652	168,858
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ¢	556,652	578,489
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ¢	560,406	583,866
5.16%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,247,800	104,450
6.69%, 3/25/43, Series 2003-1, Class B2 ¥	1,223,004	21,648
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	426,051	398,111
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	571,986	522,909
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.50%, 7/25/47	115,690	118,921
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	485,900	503,188
7.00%, 6/25/34, Series 2004-5, Class 6A1	760,690	821,820
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ¢	601,149	622,055
MASTR Resecuritization Trust, Series 2009-1, Class A1, 6.00%, 10/25/36 ¢	892,913	959,816
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	557,071	405,479
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A3, 5.75%, 2/25/36	281,631	268,640
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ¢ ¥¿	736,709	400,279
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.37%, 4/25/31 ¥	544,723	236,663
Residential Funding Mortgage Securities I Trust, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	519,069	452,548
Salomon Brothers Mortgage Securities VII, Series 2003-1, Class A2, 6.00%, 9/25/33 ¢	450,354	446,557
Springleaf Mortgage Loan Trust, ¢ ¥
4.44%, 6/25/58, Series 2013-1A, Class M4	500,000	482,644
5.30%, 12/25/59, Series 2012-3A, Class M4	750,000	757,765
3.52%, 12/25/65, Series 2013-2A, Class M1	500,000	492,038
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.49%, 8/25/38	76,591	81,226

		15,680,378

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $23,167,064)		19,951,501

The accompanying notes are an integral part of the financial statements.

6	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities r — 1.5%
Fixed Rate — 1.5%
Federal National Mortgage Association,
6.64%, 2/25/42, Series 2002-W1, Class 2A	$179,692	$211,389
4.63%, 12/25/42, Series 2003-W1, Class B1 ¥	834,737	717,192
5.75%, 7/25/44, Series 2004-W14, Class B2 ¥	824,382	318,529

Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $1,000,514)		1,247,110

Commercial Mortgage-Backed Securities — 15.4%
Other — 15.4%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ¢	405,000	463,120
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	500,000	526,818
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.58%, 9/11/41 r	500,000	547,633
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	487,550	548,890
FREMF Mortgage Trust, ¢ r
5.43%, 4/25/20, Series 2010-K7, Class B	235,000	256,737
4.53%, 10/25/30, Series 2011-K704, Class B	500,000	525,967
4.02%, 11/25/44, Series 2012-K706, Class B	255,000	263,010
3.76%, 2/25/45, Series 2012-K708, Class B	281,601	286,369
3.56%, 8/25/45, Series 2012-K711, Class B	500,000	500,098
3.16%, 12/25/45, Series 2013-KF02, Class B	965,638	976,910
Greenwich Capital Commercial Funding Corporation, Series 2007-GG11, Class A4, 5.74%, 12/10/49	710,000	795,826
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.81%, 8/10/45 r	498,996	550,822
JP Morgan Chase Commercial Mortgage Securities Corporation, r
5.26%, 7/15/46, Series 2011-C4, Class C ¢	750,000	814,630
5.79%, 2/12/51, Series 2007-CB20, Class A4	300,000	337,281
LB-UBS Commercial Mortgage Trust, r
6.16%, 4/15/41, Series 2008-C1, Class A2	752,000	865,482
6.16%, 4/15/41, Series 2008-C1, Class AM	210,000	242,176
5.87%, 9/15/45, Series 2007-C7, Class A3	453,470	516,986
Morgan Stanley Capital I, r
5.45%, 2/12/44, Series 2007-HQ11, Class A4	200,000	220,519
5.25%, 9/15/47, Series 2011-C1, Class C ¢	250,000	276,662
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.81%, 8/12/45 ¢ r	500,000	550,968
SBA Tower Trust, 3.60%, 4/15/43 ¢	390,000	384,186
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	273,347	273,983
WF-RBS Commercial Mortgage Trust, ¢ r
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	271,321
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	807,776
WIMC Capital Trust, Series 2012-AA, Class A1, 4.55%, 10/16/50 ¢	782,872	793,285

Total Commercial Mortgage-Backed Securities (Cost: $11,208,614)		12,597,455

Asset-Backed Securities — 24.4%
Automotive — 0.6%
CFC LLC, Series 2013-1A, Class C, 3.45%, 3/15/19 ¢	500,000	507,895

Home Equity — 14.2%
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ¢ r ¥	308,120	310,103
5.50%, 12/28/35, Series 2005-D, Class AF4 r	750,000	735,210
5.64%, 11/28/36, Series 2006-C, Class 1A2	272,719	263,546
5.85%, 11/28/36, Series 2006-C, Class 1A5	400,126	375,682
5.66%, 12/28/36, Series 2006-D, Class 1A2	278,323	278,576
5.70%, 2/28/41, Series 2006-A, Class 1A5	701,416	702,228

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Chase Funding Mortgage Asset Backed Trust, Series 2003-3, Class1A5, 4.66%, 3/25/33	$352,341	$362,433
Countrywide Asset-Backed Certificates, r
4.99%, 5/25/36, Series 2005-16, Class 2AF2	268,668	275,229
5.53%, 4/25/47, Series 2007-4, Class A2	621,433	567,458
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A4, 6.02%, 12/25/37 ¢	750,000	799,095
GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/43 ¢ r ¥	500,000	480,206
HLSS Servicer Advance Receivables Backed Notes, ¢
4.94%, 10/15/45, Series 2012-T2, Class D2	750,000	767,850
4.46%, 1/15/48, Series 2013-T1, Class D3	900,000	911,070
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	630,694
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.27%, 2/25/37 r	73,449	41,341
Nationstar Agency Advance Funding Trust, ¢
4.21%, 2/18/48, Series 2013-T2A, Class DT2	350,000	350,900
7.39%, 2/18/48, Series 2013-T2A, Class FT2 ¥	525,000	530,618
Nationstar Mortgage Advance Receivable Trust, 3.82%, 6/22/48 ¢	1,400,000	1,359,926
Renaissance Home Equity Loan Trust, Series 2005-4, Class A6, 5.75%, 2/25/36	673,273	597,286
Residential Asset Securities Trust, Series 2004-KS1, Class AI5, 5.22%, 2/25/34	850,000	900,096
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 6.03%, 2/25/29	311,115	292,895
Wedgewood Real Estate Trust, Series 2013-1A, Class M1, 5.00%, 7/25/43 ¢ ¥	22,177	22,045

		11,554,487

Manufactured Housing — 6.6%
ACE Securities Corporation, Manufactured Housing Trust, Series 2003-MH1, Class M1, 6.50%, 8/15/30 ¢ r	464,137	497,099
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	266,132	273,087
Mid-State Capital Trust,
6.01%, 8/15/37, Series 2004-1, Class A	737,156	772,989
5.75%, 1/15/40, Series 2005-1, Class A	1,054,381	1,126,621
5.25%, 12/15/45, Series 2010-1, Class M ¢	612,296	635,743
Mid-State Trust XI, Series 11, Class M1, 5.60%, 7/15/38	403,517	425,185
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ¢	243,264	245,139
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2 r	548,887	599,859
5.73%, 11/15/35, Series 2004-B, Class M1 r	224,624	236,001
5.99%, 1/15/37, Series 2005-B, Class M1	579,887	605,498

		5,417,221

Other ¢ — 3.0%
321 Henderson Receivables LLC,
6.15%, 10/15/18, Series 2007-3A, Class A	579,435	651,579
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	625,977
6.77%, 10/17/61, Series 2012-2A, Class B	500,000	579,519
7.14%, 2/15/67, Series 2012-1A, Class B	500,000	590,134

		2,447,209

Total Asset-Backed Securities (Cost: $18,932,302)		19,926,812

Investment Grade Corporate Bonds — 7.6%
Basic Industry — 1.4%
Alcoa, 5.40%, 4/15/21	350,000	368,534
Freeport-McMoRan Copper & Gold, 3.55%, 3/1/22	500,000	482,083
Vale Overseas, 4.38%, 1/11/22	300,000	299,293

		1,149,910

Consumer Cyclical — 1.2%
Computer Sciences, 4.45%, 9/15/22	1,000,000	1,025,681

Energy — 0.6%
Transocean, 3.80%, 10/15/22	500,000	474,192

The accompanying notes are an integral part of the financial statements.

8	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

Finance — 2.8%
Bank of America, 5.00%, 5/13/21	$500,000	$555,668
Citigroup, 4.50%, 1/14/22	500,000	532,655
Goldman Sachs Group, 6.00%, 6/15/20	500,000	580,825
Morgan Stanley, 5.50%, 7/28/21	500,000	569,546

		2,238,694

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 r	250,000	248,125

Real Estate — 0.4%
CommonWealth REIT, 5.88%, 9/15/20	300,000	322,374

Total Investment Grade Corporate Bonds (Cost: $5,284,253)		5,458,976

Preferred Stocks — 2.0%
Banking — 0.5%
Bank of America, Series 5	19,000	384,750

Basic Industry — 0.2%
ArcelorMittal	7,500	176,850

Consumer Cyclical — 0.2%
TravelCenters of America LLC	7,000	183,050

Finance — 0.9%
Bank of America, Series L	200	230,875
First Niagara Financial Group, Series B	8,000	225,832
Goldman Sachs Group, Series J	12,000	284,280

		740,987

Real Estate Investment Trusts — 0.2%
LaSalle Hotel Properties, Series H	5,000	127,032

Total Preferred Stocks (Cost: $1,438,806)		1,612,669

Closed-End Funds — 0.6%
Blackrock Credit Allocation Income Trust IV	32,000	432,000
Pioneer Floating Rate Trust	7,000	90,300

Total Closed-End Funds (Cost: $486,936)		522,300

Short-Term Investment — 1.0%
Money Market Fund — 1.0%
First American Prime Obligations Fund, Class Z, 0.02% W	822,317	822,317

Total Short-Term Investment (Cost: $822,317)		822,317

Total Investments ▲ — 133.9% (Cost: $108,742,444)		109,502,186

Other Assets and Liabilities, Net — (33.9)%		(27,744,757)

Total Net Assets — 100.0%		$81,757,429

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2014 (unaudited)

American Income Fund (MRF)

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2014, the total fair value of these investments was $33,308,653 or 40.7% of total net assets.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2014.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2014, securities valued at $13,292,979 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$12,764,000	2/6/14	0.36%	3/7/14	$2,936	(1)

*	Interest rate as of February 28, 2014. Rate is based on one-month London Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 3.00%, 4/1/43, $4,804,830 par

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $60,164 par

Federal National Mortgage Association, 7.00%, 7/1/17, $44,570 par

Federal National Mortgage Association, 5.00%, 11/1/18, $80,274 par

Federal National Mortgage Association, 5.00%, 2/1/21, $124,360 par

Federal National Mortgage Association, 3.50%, 12/1/26, $2,205,617 par

Federal National Mortgage Association, 3.50%, 1/1/27, $2,166,581 par

Federal National Mortgage Association, 6.00%, 5/1/29, $91,896 par

Federal National Mortgage Association, 7.00%, 9/1/31, $45,455 par

Federal National Mortgage Association, 5.50%, 6/1/33, $62,333 par

Federal National Mortgage Association, 6.00%, 1/1/34, $198,651 par

Federal National Mortgage Association, 5.50%, 2/1/34, $296,177 par

Federal National Mortgage Association, 6.00%, 3/1/34, $161,387 par

Federal National Mortgage Association, 6.00%, 1/1/35, $186,728 par

Federal National Mortgage Association, 5.00%, 7/1/35, $162,049 par

Federal National Mortgage Association, 5.50%, 3/1/36, $94,785 par

Federal National Mortgage Association, 6.00%, 6/1/36, $315,607 par

Federal National Mortgage Association, 5.50%, 4/1/37, $262,327 par

Federal National Mortgage Association, 5.00%, 6/1/37, $342,517 par

Federal National Mortgage Association, 5.50%, 6/1/38, $261,558 par

Government National Mortgage Association, 1.63%, 12/20/22, $113,908 par

Government National Mortgage Association, 5.50%, 8/15/33, $447,313 par

Government National Mortgage Association, 6.00%, 7/15/34, $255,115 par

«	Security purchased on a when-issued basis. On February 28, 2014, the total cost of investments purchased on a when-issued basis was $15,803,504 or 19.3% of total net assets. See note 2 in the Notes to Financial Statements.

¥	Security considered illiquid. As of February 28, 2014, the fair value of these investments was $7,422,019 or 9.1% of total net assets. See note 2 in Notes to Financial Statements.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2014. See note 2 in Notes to Financial Statements.

▲	On February 28, 2014, the cost of investments for federal income tax purposes was approximately $108,742,444. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,092,277
Gross unrealized depreciation	(4,332,535)

Net unrealized appreciation	$759,742

REIT–Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

10	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

American Income Fund (MRF)

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	June 2014	3	$(659,625)	$77
U.S. Treasury 5 Year Note Futures	June 2014	107	(12,824,953)	(21,017)
U.S. Treasury 10 Year Note Futures	June 2014	81	(10,087,031)	(29,648)
U.S. Treasury Long Bond Futures	June 2014	16	(2,129,000)	(11,831)

				$(62,419)

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	11

Statement of Assets and Liabilities	February 28, 2014 (unaudited)

Assets:
Unaffiliated investments, at fair value (Cost: $107,920,127) (note 2)	$108,679,869
Affiliated money market fund, at fair value (Cost: $822,317)	822,317
Receivable for investments sold	1,281,651
Cash collateral for futures contracts	275,000
Receivable for accrued dividends and interest	791,092
Receivable for accrued dividends in affiliated money market fund	114
Receivable for futures variation margin (note 2)	31,352
Prepaid expenses and other assets	30,715

Total assets	111,912,110

Liabilities:
Payable for investments purchased	17,183,490
Payable for reverse repurchase agreements (note 2)	12,764,000
Bank overdraft	82,408
Payable for investment advisory fees	39,659
Payable for administration fees	6,193
Payable for audit fees	27,721
Payable for legal fees	20,275
Payable for transfer agent fees	7,791
Payable for interest expense	2,846
Payable for other expenses	20,298

Total liabilities	30,154,681

Net assets applicable to outstanding capital stock	$81,757,429

Composition of net assets:
Capital stock and additional paid-in capital	$82,459,792
Distributions in excess of net investment income	(55,506)
Accumulated net realized gain on investments and futures contracts	(1,344,180)
Net unrealized appreciation of investments	759,742
Net unrealized depreciation of futures contracts	(62,419)

Total–representing net assets applicable to capital stock	$81,757,429

Net asset value and market price of capital stock:
Net assets applicable to capital stock	$81,757,429
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,464,150
Net asset value per share	$8.64
Market price per share	$7.69

The accompanying notes are an integral part of the financial statements.

12	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

Statement of Operations	For the six-month period ended February 28, 2014 (unaudited)

Investment Income:
Interest from unaffiliated investments	$2,690,704
Dividends from unaffiliated investments	70,071
Dividends from affiliated money market fund	172

Total investment income	2,760,947

Expenses (note 3):
Investment advisory fees	258,334
Interest expense	9,328
Administration fees	39,744
Custodian fees	2,018
Postage and printing fees	12,837
Transfer agent fees	10,078
Listing fees	11,785
Directors’ fees	34,548
Legal fees	17,549
Audit fees	28,935
Insurance fees	17,235
Pricing fees	4,493
Other expenses	15,225

Total expenses	462,109

Less: Fee reimbursements (note 3)	(608)

Total net expenses	461,501

Net investment income	2,299,446

Net realized and unrealized gains (losses) on investments and futures contracts (notes 2 and 4):
Net realized gain (loss) on:
Investments	1,010,847
Futures contracts	(552,732)
Net change in unrealized appreciation or depreciation of:
Investments	2,442,095
Futures contracts	2,504

Net gain on investments and futures contracts	2,902,714

Net increase in net assets resulting from operations	$5,202,160

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	13

Statements of Changes in Net Assets

	Six-Month Period Ended 2/28/14 (unaudited)	Year Ended 8/31/13
Operations:
Net investment income	$2,299,446	$5,023,348
Net realized gain (loss) on:
Investments	1,010,847	1,057,050
Futures contracts	(552,732)	794,371
Net change in unrealized appreciation or depreciation of:
Investments	2,442,095	(3,025,776)
Futures contracts	2,504	29,936

Net increase in net assets resulting from operations	5,202,160	3,878,929

Distributions to shareholders (note 2):
From net investment income	(2,347,109)	(5,207,765)
From return of capital	—	(134,748)

Total distributions	(2,347,109)	(5,342,513)

Total increase (decrease) in net assets	2,855,051	(1,463,584)

Net assets at beginning of period	78,902,378	80,365,962

Net assets at end of period	$81,757,429	$78,902,378

Distribution in excess of net investment income	$(55,506)	$(7,843)

The accompanying notes are an integral part of the financial statements.

14	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

Statement of Cash Flows	For the six-month period ended February 28, 2014 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$5,202,160
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(209,687,955)
Proceeds from sales of investments	201,202,100
Net purchases/sales of short-term investments	842,227
Net amortization of bond discount and premium	(67,545)
Net change in unrealized appreciation or depreciation of investments and futures contracts	(2,444,599)
Net realized gain/loss on investments and futures contracts	(458,115)
Increase in receivable for accrued dividends and interest	(14,319)
Decrease in prepaid expenses and other assets	5,246
Increase in receivable for futures variation margin	(578,478)
Increase in receivable from collateral on futures contracts	(20,000)
Increase in accrued fees and expenses	8,740

Net cash used in operating activities	(6,010,538)

Cash flows from financing activities:
Net proceeds from reverse repurchase agreements	8,276,000
Distributions paid to shareholders	(2,347,109)

Net cash provided by financing activities	5,928,891

Net decrease in cash	(81,647)
Bank overdraft at beginning of period	(761)

Bank overdraft at end of period	$(82,408)

Supplemental disclosure of cash flow information:
Cash paid for interest	$7,514

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	15

Financial Highlights

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/14 (unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Per-Share Data
Net asset value, beginning of period	$8.34		$8.49	$8.42	$8.37	$7.50	$7.51

Operations:
Net investment income	0.24		0.53	0.59	0.63	0.71	0.65
Net realized and unrealized gain (losses) on investments, futures contracts, and swap agreements	0.31		(0.12)	0.10	0.08	0.91	(0.03)

Total from operations	0.55		0.41	0.69	0.71	1.62	0.62

Distributions to shareholders:
From net investment income	(0.25)		(0.56)	(0.60)	(0.66)	(0.72)	(0.63)
Tax return of capital	—		—	(0.02)	—	(0.03)	—

Total distributions	(0.25)		(0.56)	(0.62)	(0.66)	(0.75)	(0.63)

Net asset value, end of period	$8.64		$8.34	$8.49	$8.42	$8.37	$7.50

Market value, end of period	$7.69		$7.25	$8.10	$7.72	$8.64	$7.15

Selected Information
Total return, net asset value [1]	6.68	% [4]	4.93%	8.56%	8.75%	22.59%	9.64%
Total return, market value [2]	9.64	% [4]	(4.19)%	13.58%	(3.15)%	32.84%	10.70%
Net assets at end of period (in millions)	$82		$79	$80	$80	$79	$71
Ratio of expenses to average weekly net assets excluding interest expense before fee reimbursements	1.14	% [5]	1.14%	1.19%	1.11%	1.03%	1.06%
Ratio of expenses to average weekly net assets excluding interest expense after fee reimbursements	1.14	% [5]	1.14%	1.19%	1.11%	1.03%	1.06%
Ratio of expenses to average weekly net assets before fee reimbursements	1.16	% [5]	1.18%	1.25%	1.17%	1.11%	1.56%
Ratio of expenses to average weekly net assets after fee reimbursements	1.16	% [5]	1.18%	1.25%	1.17%	1.11%	1.56%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.78	% [5]	6.20%	7.05%	7.37%	8.88%	9.55%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.78	% [5]	6.20%	7.05%	7.37%	8.88%	9.55%
Portfolio turnover rate	187%		310%	260%	265%	273%	140%
Amount of borrowings outstanding at end of period (in millions)	$13		$4	$10	$14	$19	$19
Per-share amount of borrowings outstanding at end of period	$1.35		$0.47	$1.07	$1.50	$2.00	$2.06
Per-share amount of net assets, excluding borrowings, at end of period	$9.99		$8.81	$9.56	$9.92	$10.37	$9.56
Asset coverage ratio [3]	741%		1,858%	891%	659%	517%	464%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized

The accompanying notes are an integral part of the financial statements.

16	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

Notes to Financial Statements	(unaudited as to February 28, 2014)

(1)	Organization

American Income Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The fund invests in fixed-income securities including but not limited to, U.S. government securities, residential and commercial mortgage-backed securities, asset-backed securities, high yield bonds, corporate debt obligations, municipal obligations, preferred stocks, convertible securities, and dollar denominated debt obligations of foreign governments. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund’s total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbol MRF.

(2)	Summary of Significant Accounting Policies

Security Valuations

Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of February 28, 2014, the fund held no internally fair valued securities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	17

Notes to Financial Statements

unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$19,616,827	$—	$19,616,827
U.S. Government Agency Mortgage-Backed Securities	—	29,106,145	—	29,106,145
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	19,552,876	398,625	19,951,501
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities	—	1,247,110	—	1,247,110
Commercial Mortgage-Backed Securities	—	12,597,455	—	12,597,455
Asset-Backed Securities	—	16,912,379	881,518	17,793,897
Investment Grade Corporate Bond	—	6,231,965	—	6,231,965
Preferred Stocks	1,381,794	230,875	—	1,612,669
Closed-End Fund	522,300	—	—	522,300
Short-Term Investments	822,317	—	—	822,317

Total Investments	$2,726,411	$105,495,632	$1,280,143	$109,502,186

Refer to Schedule of Investments for further industry breakout.

As of February 28, 2014, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(62,419)	$—	$—	$(62,419)

Total Other Financial Instruments	$(62,419)	$—	$—	$(62,419)

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

18	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Total Fair Value
Balance as of August 31, 2013	$251,982	$406,913	$1,364,886	$2,023,781
Accrued discounts/premiums	(53)	35	54	36
Realized gain (loss)	8,484	(26,752)	—	(18,268)
Net change in unrealized appreciation or depreciation	(7,225)	14,809	11,422	19,006
Purchases	—	398,133	—	398,133
Sales	(253,188)	(394,513)	—	(647,701)
Transfers between categories (note 2)	—	—	(494,844)	(494,844)

Balance as of February 28, 2014	$—	$398,625	$881,518	$1,280,143

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2014	$—	$490	$11,422	$11,912

For the six-month period ending February 28, 2014, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation — Private Mortgage-Backed Securities, Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Preferred Stocks

When the price provided by a pricing service for a preferred stock is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Quantitative Information about Level 3 Fair Value Measurements

Investments	Fair Value at February 28, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Mortgage Obligation — Private Mortgage-Backed Security	$398,625	Broker Quote	N/A	N/A
Asset-Backed Securities`	$881,518	Broker Quote	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures established a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	19

Notes to Financial Statements

accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund’s dividend reinvestment plan, reinvested in additional shares of the fund’s capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund may issue new shares at a discount of up to 5% from the current market price.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2014, the fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, expiration of capital loss carry forwards, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of distributions paid during the six-month period ended February 28, 2014 (estimated) and the fiscal year ended August 31, 2013, were as follows:

	2/28/14	8/31/13
Distributions paid from:
Ordinary income	$2,347,109	$5,207,765
Return of Capital	—	134,748

Total	$2,347,109	$5,342,513

20	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

As of August 31, 2013, the fund’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and post-October losses	$(1,353,341)
Unrealized appreciation (depreciation)	(2,176,966)
Other accumulated gain (loss)	(27,107)

Accumulated earnings (deficits)	$(3,557,414)

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

For federal income tax purposes, the fund had capital loss carryovers at August 31, 2013, the fund’s most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

Capital Loss Carryover	Expiration
$1,353,341	2017

The fund incurred losses of $95,810 for the period from November 1, 2012 to August 31, 2013. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ended August 31, 2014.

Derivatives

The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund’s investment objective allows the fund to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements that may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2014, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	21

Notes to Financial Statements

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the fund is included as part of interest from unaffiliated investments on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit Default Swaps

The fund is subject to credit risk in the normal course of pursuing its investment objective. The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, the fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments

22	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. As of February 28, 2014, the fund had no outstanding credit default swap agreements.

Interest Rate Swaps

The fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the fund may enter into interest rate swap contracts. Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of February 28, 2014, the fund had no outstanding interest rate swap agreements.

Total Return Swaps

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. As of February 28, 2014, the fund had no outstanding total return swap agreements.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	23

Notes to Financial Statements

Purchased options are recorded as investments and marked-to-market daily to reflect the current value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 28, 2014, the fund had no written or purchased options outstanding.

Derivatives Support

For the six-month period ended February 28, 2014, the quarterly average gross notional amounts of the derivatives held by the fund were $25,704,800 for futures held short.

As of February 28, 2014, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts	Payables, Net Assets–Unrealized Depreciation*	$(62,419)

Balance as of February 28, 2014		$(62,419)

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes to the fund’s Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-month period ended February 28, 2014:

Amount of realized gain (loss) on derivatives recognized in income:

Futures
Interest Rate Contracts.	$(552,732)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures
Interest Rate Contracts	$2,504

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2014, the fund had when-issued or forward-commitment securities outstanding with a total cost of $15,803,504.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2014, the fund had no dollar roll transactions.

24	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund’s board of directors as reflecting fair value. The fund intends to invest no more than 25% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund’s board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund’s board of directors. As of February 28, 2014, the fund held 21 illiquid securities, the value of which was $7,422,019, which represents 9.1% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Securities	Par	Date Acquired	Cost Basis
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	$367,513	9/07	$355,816
Bayview Financial Acquisition Trust, Series 2003-AA, Class M3, 6.07%, 2/25/33	308,120	5/12	300,099
CAM Mortgage Trust, Series 2014-1, Class M, 5.50%, 12/15/53	400,000	1/14	398,136
Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11, Class 6A7 6.00%, 12/25/35	1,000,000	5/06	972,368
Federal National Mortgage Association,
4.63%, 12/25/42, Series 2003-W1, Class B1	834,737	9/10	558,762
5.75%, 7/25/44, Series 2004-W14, Class B2	824,382	3/11	254,986
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	597,326	9/07	573,965
GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/43	500,000	11/13	479,848
GSMPS Mortgage Loan Trust,
5.16%, 4/25/36, Series 2006-RP2, Class B1	1,385,635	8/11	485,862
5.16%, 4/25/36, Series 2006-RP2, Class B2	1,247,800	3/11	347,359
6.69%, 3/25/43, Series 2003-1, Class B2	1,223,004	5/03	1,301,661
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	3/09	264,283
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30	426,051	3/08	377,361
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class FT2, 7.39%, 2/18/48	525,000	1/13	524,984
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34	736,709	9/04	757,602
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.37%, 4/25/31	544,723	10/03	563,393
Springleaf Mortgage Loan Trust,
4.44%, 6/25/58, Series 2013-1A, Class M4	500,000	4/13	499,912
5.30%, 12/25/59, Series 2012-3A, Class M4	750,000	10/12	749,665
3.52%, 12/25/65, Series 2013-2A, Class M1	500,000	7/13	481,839
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.34%, 6/25/33	256,220	6/03	262,553
Wedgewood Real Estate Trust, Series 2013-1A, Class M1, 5.00%, 7/25/43	22,177	6/13	22,034

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund’s net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2014, the weighted average borrowings outstanding were $5,533,167. The weighted average interest rate paid by the fund on such borrowings was 0.36%.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	25

Notes to Financial Statements

The table below shows the offsetting assets and liabilities relating to the reverse repurchase agreements shown on the Statement of Assets and Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount (1)
Reverse Repurchase Agreements	$12,764,000	$—	$12,764,000	$—	$12,764,000	$—

(1) Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts. Net amount excludes exchange traded derivatives.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund’s custodian or sub-custodian until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2014, the fund had no outstanding repurchase agreements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

Event Subsequent to Period End

On April 14, 2014, TIAA-CREF announced an agreement to acquire Nuveen Investments, Inc. The acquisition is expected to be completed by December 31, 2014, subject to customary closing conditions, including approval by the shareholders of the fund. The current sub-advisors of the fund, NFA and NAM, are, respectively, direct and indirect wholly-owned subsidiaries of Nuveen Investments, Inc.

(3)	Fees and Expenses

Investment Advisory Fees

Pursuant to an investment advisory agreement, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund’s average weekly net assets. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to that portion of USBAM’s investment advisory fee received from the related money market funds that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as “Fee reimbursements” in the Statement of Operations.

Nuveen Asset Management, LLC (“NAM”) and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to the fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes

26	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

investment decisions for the fund, places purchase and sale orders for the fund’s portfolio transactions, and employs the fund’s portfolio managers and the securities analysts that provide research services relating to the fund. NFA provides certain other investment sub-advisory services to the fund, including assisting in the supervision of the fund’s investment program, risk monitoring, managing the forms and level of leverage employed by the fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of the fund’s portfolio, and assisting with pricing of the fund’s portfolio securities. USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. USBAM pays NAM and NFA a monthly fee at an annual rate of 0.45% and 0.15%, respectively, based upon average weekly net assets.

Administration Fees

USBAM serves as the fund’s administrator pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administration fee equal to an annualized rate of 0.10% of the fund’s average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.05% of the average weekly net assets of the fund for certain administrative and other services that NFA provides to the fund.

Custodian Fees

U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 28, 2014, custodian fees were increased by $41 as a result of overdrafts and not reduced as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees the fund is responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors’ fees and expenses, insurance, interest, taxes, and other miscellaneous expenses.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all the funds within the First American Family of Funds, or a combination of both methods.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2014, aggregated $201,359,748 and $202,241,596, respectively.

(5)	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	27

Notice to Shareholders	(unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities, is available without charge upon request by calling 800.677.3863 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The fund’s Forms N-Q is available without charge (1) upon request by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at FirstAmericanFunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter end.

28	AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc. • American Strategic Income Portfolio Inc. • American Strategic Income Portfolio Inc. II • American Strategic Income Portfolio Inc. III • American Select Portfolio Inc.	• American Municipal Income Portfolio Inc. • Minnesota Municipal Income Portfolio Inc. • First American Minnesota Municipal Income Fund II, Inc. • American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

AMERICAN INCOME FUND	2014 SEMIANNUAL REPORT	29

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of American Income Fund

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of American Income Fund

Director of Charterhouse Group, Inc.

John Kayser

Director of American Income Fund

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of American Income Fund

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of American Income Fund

Owner and President of Jim Wade Homes

American Income Fund’s Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2014 Semiannual Report

U.S. Bancorp Asset Management, Inc. is a

wholly owned subsidiary of U.S. Bank National

Association, which is a wholly owned subsidiary

of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2014     0046-14     MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 21, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 21, 2014